Notes receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Notes receivable	¥ 54,634	$ 7,695	¥ 179,143
Asset Pledged as Collateral
Financial Instruments Owned and Pledged as Collateral [Line Items]
Notes receivable	¥ 6,603		¥ 25,034